Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Schedule of other liabilities

	2019			2018
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Payable to non-current asset suppliers	182	6,989	7,171	99	11,648	11,747
Guarantees and deposits	18	—	18	16	—	16
Remuneration payable	38	33,003	33,041	55	45,705	45,760
Tax payables	—	22,459	22,459	—	20,799	20,799
Contingent consideration	20,338	1,626	21,964	23,119	3,103	26,222
Other liabilities	5,330	32,352	37,682	1,741	22,315	24,056
Total	25,906	96,429	122,335	25,030	103,570	128,600

Schedule of tax payables

	2019		2018
	Current	Total	Current	Total
	US$'000	US$'000	US$'000	US$'000
VAT	8,234	8,234	6,491	6,491
Accrued social security taxes payable	7,781	7,781	5,001	5,001
Personal income tax withholding payable	1,351	1,351	1,436	1,436
Other	5,093	5,093	7,871	7,871
Total	22,459	22,459	20,799	20,799

Schedule of share based payment arrangements

	Performance Period			Fair Value at
Grant Date	(three years ended)	Expiration Date	Exercise Price	Grant Date	2019	2018
March 13, 2019	December 31, 2022	March 13, 2029	nil	$2.69	1,184,441	—
June 14, 2018	N/A	June 13, 2028	nil	$9.34	129,930	129,930
March 21, 2018	December 31, 2021	March 20, 2028	nil	$22.56	287,080	287,080
June 20, 2017	December 31, 2020	June 20, 2027	nil	$15.90	17,342	17,342
June 1, 2017	N/A	June 1, 2027	nil	$10.96	19,463	19,463
June 1, 2017	December 31, 2020	June 1, 2027	nil	$16.77	382,002	382,002
November 24, 2016	December 31, 2019	November 24, 2026	nil	$16.66	155,595	189,225
					2,175,853	1,025,042

Schedule of summary of options outstanding

Number of awards
Outstanding as of December 31, 2017	757,365
Granted during the period	485,860
Expired/forfeited during the period	(218,183)
Outstanding as of December 31, 2018	1,025,042
Granted during the period	1,184,441
Exercised during the period	(33,630)
Outstanding as of December 31, 2019	2,175,853

Exercisable as of December 31, 2019	155,595

Schedule of performance condition of share options granted
Vesting Conditions
30% total shareholder return (“TSR”) relative to a comparator group
30% TSR relative to S&P Global 1200 Metals and Mining Index
20% return on invested capital (“ROIC”) relative to a comparator group
20% net operating profit after tax (“NOPAT”) relative to a comparator group

Schedule of assumptions used to estimate the fair value of Ferroglobe stock option

	Grant date
	March 13, 2019	March 21, 2018	June 20, 2017	June 01, 2017
Fair value at grant date	$2.69	$22.56	$15.90	$16.77
Grant date share price	$2.44	$15.19	$10.50	$10.96
Exercise price	Nil	Nil	Nil	Nil
Expected volatility	53.54%	49.86%	43.15%	43.09%
Option life	3.00 years	3.00 years	3.00 years	3.00 years
Dividend yield	—%	—%	—%	—%
Risk-free interest rate	2.40%	2.48%	1.52%	1.44%
Remaining performance period at grant date	2.81	2.78	2.53	2.58
Company TSR at grant date	(48.1)%	2.1%	(0.3)%	4.0%
Median comparator group TSR at grant date	(4.8)%	(6.2)%	(7.2)%	(3.7)%
Median index TSR at grant date	10.9%	(8.4)%	0.6%	4.8%

Globe Specialty Metals, Inc.
Disclosure of detailed information about business combination [line items]
Schedule of summary of options outstanding

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term in	Intrinsic
	Options	Price	Years	Value
Outstanding as of December 31, 2017	523,361	$15.12	0.89	580
Exercised during the period	(59,980)	5.89
Expired/forfeited during the period	(167,990)	17.99
Cancelled in lieu of cash settlement	(191,761)	12.54
Outstanding as of December 31, 2018	103,630	$19.40	0.44	$1,774
Expired/forfeited during the period	(78,630)	20.25
Outstanding as of December 31, 2019	25,000	$16.7	0.16	$—

Exercisable as of December 31, 2019	25,000	$16.7	0.16	$—